Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

18. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Transactions with key management and directors comprised of the following:

a)	Director’s compensation for the three and six months ended June 30, 2024, was $33,201 and $99,716, respectively (2023 – $49,932 and $104,345).

b)

During the six months ended June 30, 2024, the Company granted Nil (2023 – 400,000) PSUs to independent members of the Board. As at June 30, 2024, the PSUs had fully vested upon the filing of the MS Phase 1 IND on January 6, 2023 and were settled with the issuance of Class B shares.

c)

During the six months ended June 30, 2024, the Company granted the previous interim CEO, the current CEO, the Chief Operating Officer (“COO”) and the CEO of Lucid, Nil (2023 – 500,000) share options each with an exercise price of C$1.30 and an expiry date of January 25, 2028. All options were fully vested on grant. Each share option can be exercised to acquire one Class B share.

d)

During the six months ended June 30, 2023, the Company entered into a secured loan agreement with the CEO for C$1,200,000, with monthly payments of C$6,000 based on an annual interest rate of 6%. The loan matures on April 26, 2025, and is part of FSD Strategic Investments’ portfolio of loans. The loan is secured by a second charge mortgage on the underlying residential property.

e)

During the six months ended June 30, 2023, the Company issued 1,000,000 warrants for consulting services to certain independent members of the Board of Directors with a fair value of $533,206, prior to them joining the Board of Directors. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

Key management personnel compensation during the three and six months ended June 30, 2024, and 2023 is comprised of:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	152,286	354,614	476,528	672,444
Share-based payments	—	286,835	—	2,344,616
	152,286	641,449	476,528	3,017,060

As at June 30, 2024, the Company owed an executive officer $Nil (December 31, 2023 - $140,012), for legal fees incurred by the Company and paid by the executive officer on behalf of the Company. The amount owed is recorded within trade and other payables.

As at June 30, 2024, the Company has $9,133 owing to related parties included in accounts payable and accrued liabilities (December 31, 2023 - $Nil).